Vessels, net (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Dec. 31, 2015
Vessels Net [Abstract]
Scrap value per light weight ton	$ 685	$ 717
Percentage for estimation of vessel residual value		12.00%
Change in accounting estimate effect on depreciation	$ 75,000		$ 152,000